Condensed Interim Consolidated Statements of Financial Position (Unaudited) - USD ($)	Mar. 31, 2023	Dec. 31, 2022
Current Assets
Cash	$ 10,858,202	$ 17,141,775
Trade and other receivables, net	449,441	259,138
Inventories	266,056	175,469
Prepaid expenses	750,752	801,959
Total Current Assets	12,324,451	18,378,341
Property and equipment, net	1,446,969	661,692
Intangible asset	3,724,680
Right-of-use asset	2,018,037	1,177,695
Other assets	23,570	23,275
Total assets	19,537,707	20,241,003
Current Liabilities
Accounts payable and accrued liabilities	3,148,766	2,916,679
Convertible debt	43,603	43,057
Convertible debt - related party	32,589	32,181
Silent partnership	708,020	759,168
Silent partnership - related party	261,208	206,167
Intellectual property acquisition liability – related party	2,055,000
Lease liabilities	450,693	285,354
Total current liabilities	6,699,879	4,242,606
Silent partnerships	348,511	687,128
Silent partnerships - related party	210,290	256,086
Intellectual property acquisition liability	950,821
Lease liabilities	1,650,815	959,116
Total Liabilities	9,860,316	6,144,936
Shareholders’ equity
Share capital	167,012	164,896
Share premium	40,127,574	38,831,542
Reserve	18,984,405	18,079,741
Accumulated deficit	(49,593,210)	(43,032,294)
Accumulated other comprehensive income	(8,390)	52,182
Total shareholders’ equity	9,677,391	14,096,067
Total liabilities and shareholders’ equity	$ 19,537,707	$ 20,241,003